Accounts Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Payable
32	ACCOUNTS PAYABLE
Accounts payable primarily include payables for expenditure of network expansion, maintenance and support expenses and
interconnection expenses, etc.
The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Payable in the periods below:
Within 1 month or on demand	142,653	139,856
After 1 month but within 3 months	6,143	6,270
After 3 months but within 6 months	3,422	4,839
After 6 months but within 9 months	5,408	4,569
After 9 months but within 12 months	10,364	9,284

	167,990	164,818

All of the accounts payable are expected to be settled within one year or are repayable on demand.